Income Tax: (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax: (Tables) [Abstract]
Income tax expense

Income tax expense differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2014	2013	2012
Income tax benefit based on Canadian tax rates	$6,220,193	$3,859,103	$2,506,275
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	251,888	284,904	623,387
Non-deductible expenses	(1,491,285)	(1,419,266)	(2,617,969)
Change in valuation allowance and other	(4,980,796)	(2,724,741)	(511,693)
	$-	$-	$-

Future tax asset

No current income tax has been recorded by the Company for the three years ended December 31, 2014. The Company has recorded a valuation allowance to reflect the estimated amount of the future tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for future tax assets may be reduced in the near term if the Company's estimate of future taxable income changes. The components of the Canadian and U.S. future income tax assets as of December 31, 2014 and 2013 were as follows:

	Future Tax Asset
	2014	2013
Accounts payable and accrued expenses	$30,458	$28,507
Property, plant and equipment	(2,558)	(3,714)
Total temporary differences	27,900	24,793
Net operating loss carry forward	41,147,463	40,192,459
Capital loss carry forward	314,962	-
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses
and tax credit carry forwards	41,510,196	40,237,123
Valuation allowance	(41,510,196)	(40,237,123)
Net deferred tax asset	$-	$-

Loss carryforwards

At December 31, 2014, the Company had the following U.S. and Canadian tax loss carry forwards:

U.S.	Canadian	Expires
$-	$199,768	2015
1,386,674	-	2018
1,621,230	-	2019
665,664	-	2020
896,833	-	2021
1,435,774	-	2022
1,806,275	-	2023
2,386,407	-	2024
3,680,288	-	2025
4,622,825	2,252,677	2026
6,033,603	4,180,676	2027
4,360,823	15,934,831	2028
1,769,963	15,101,557	2029
2,159,079	18,657,134	2030
3,216,024	20,891,671	2031
3,041,866	6,060,909	2032
5,532,290	7,794,133	2033
1,933,918	10,209,126	2034
$46,549,536	$101,282,482